LOSS PER SHARE (Tables)	6 Months Ended
Dec. 31, 2023
Loss Per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net loss per share:

	For the six months ended December 31,
	2023	2022

Loss attributable to the Company	$(3,196,617)	$(2,954,758)
Weighted average number of common shares outstanding – Basic	10,622,663	10,580,323
Dilutive securities -unexercised warrants and options	-	-
Weighted average number of common shares outstanding – diluted	10,622,663	10,580,323

Loss per share – Basic	$(0.30)	$(0.28)
Loss per share – Diluted	$(0.30)	$(0.28)